Commitments and Contingent Liabilities (Changes in Accrued Product Warranty Costs) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Balance at beginning of year	¥ 17,452	¥ 13,168
Additions	18,870	18,893
Utilization	(14,707)	(12,957)
Other	(4,297)	(1,652)
Balance at end of year	¥ 17,318	¥ 17,452